DERIVATIVE WARRANT LIABILITY - Disclosure of detailed information about weighted average assumptions (Details) - Derivative warrant liability [Member]		12 Months Ended
	Mar. 04, 2021 Year $ / shares	Dec. 31, 2022 Year $ / shares	Dec. 31, 2021 Year $ / shares
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate	0.28%	4.06%	0.95%
Expected life	2	0.17	1.17
Annualized volatility	81.02%	87.88%	96.32%
Dividend yield	0.00%	0.00%	0.00%
Fair value per warrant | (per share)	$ 0.261	$ 0.001	$ 0.79